Shareholder Fees - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO	Jul. 29, 2023 USD ($)
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Agricultural Productivity Fund
Shareholder Fees:
(fees paid directly from your investment)	none